Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 631,191	$ 597,300	$ 597,560
Allowance for credit losses	6,005	5,021	5,077
Net	625,186	592,279	592,483
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	272,566		268,169
Allowance for credit losses	706		680
Net	271,860		267,489
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	95,791		98,631
Allowance for credit losses	2,445		2,065
Net	93,346		96,566
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	246,868		212,972
Allowance for credit losses	1,372		1,077
Net	245,496		211,895
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,120	4,770	5,135
Allowance for credit losses	1,647	1,537	1,595
Net	3,473	3,233	3,540
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,385	1,241	1,133
Allowance for credit losses	438	384	375
Net	947	857	758
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	78	23	94
Allowance for credit losses	6	4	5
Net	72	19	89
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	488	528	485
Allowance for credit losses	166	189	178
Net	322	339	307
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	646	613	642
Allowance for credit losses	364	309	332
Net	282	304	310
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	842	811	844
Allowance for credit losses	178	170	180
Net	664	641	664
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	471	501	505
Allowance for credit losses	131	139	151
Net	340	362	354
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,210	1,053	1,432
Allowance for credit losses	364	342	374
Net	846	711	1,058
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,682	1,614	1,830
Allowance for credit losses	296	288	325
Net	1,386	1,326	1,505
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,171	1,124	1,094
Allowance for credit losses	647	593	591
Net	524	531	503
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,267	2,032	2,211
Allowance for credit losses	704	656	679
Net	$ 1,563	$ 1,376	$ 1,532